497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")

1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/FI Mid Cap                           EQ/Mid Cap Index
   -----------------------------------------------------------------------------
   EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:


   ------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                       Investment Manager (or Sub-Adviser(s), as
   Portfolio Name               Objective                      applicable)
   ------------------------------------------------------------------------------------------------------
   Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                               o Tradewinds Global Investors, LLC
                                                               o Wellington Management Company, LLP
   ------------------------------------------------------------------------------------------------------

888-537 (11/08)                                                 140652 (11/08)
EV 801 NB/IF (AR)                                                       x02281

   ---------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                                             Investment Manager (or Sub-Adviser(s), as
   Portfolio Name               Objective                                            applicable)
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/International Core PLUS   Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                     o  Hirayama Investments, LLC
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wentworth Hauser and Violich, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with    o AXA Equitable
                                a secondary objective to seek reasonable current     o Institutional Capital LLC
                                income. For purposes of this Portfolio, the words    o SSgA Funds Management, Inc.
                                "reasonable current income" mean moderate income.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                     o Marsico Capital Management, LLC
                                                                                     o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.        o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.               o AXA Equitable
                                                                                     o AllianceBernstein L.P.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.        o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.     o AXA Equitable
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wellington Management Company LLP
   ---------------------------------------------------------------------------------------------------------------------------------
   EQ/Quality Bond PLUS         Seeks to achieve high current income consistent      o AllianceBernstein L.P.
                                with moderate risk to capital.                       o SSgA Funds Management, Inc.
   ---------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

  ---------------------------------------------------------------------------------------------------------------------------------
                                                                           Acquired      Total Annual    Fee Waivers    Net Total
                                                                          Fund Fees       Expenses         and/or         Annual
                                                                         and Expenses      (Before         Expense       Expenses
                                     Management     12b-1      Other      (Underlying      Expense       Reimburse-   (After Expense
  Portfolio Name                        Fees        Fees      Expenses    Portfolios)    Limitations)       ments       Limitations)
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock     0.35%       0.25%       0.11%        --              0.71%           --           0.71%
  EQ/Large Cap Growth Index             0.35%       0.25%       0.13%        --              0.73%           --           0.73%
  EQ/Large Cap Value Index              0.35%       0.25%       0.17%        --              0.77%           --           0.77%
  EQ/Large Cap Value PLUS               0.46%       0.25%       0.16%        --              0.87%           --           0.87%
  EQ/Mid Cap Index                      0.35%       0.25%       0.12%        --              0.72%           --           0.72%
  EQ/Quality Bond PLUS                  0.40%       0.25%       0.19%        --              0.84%           --           0.84%
  ---------------------------------------------------------------------------------------------------------------------------------

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)


------------------------------------------------------------------------------------------------------------------------------------
                                                                   If you annuitize at the end of the
                                                                    applicable time period and select
                                   If you surrender your contract     a non-life contingent period      If you do not surrender your
                                          at the end of the         certain annuity option with less     contract at the end of the
                                       applicable time period                than ten years                applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                     1      3        5       10        1      3        5       10         1     3       5       10
Portfolio Name                     year   years    years    years    year   years    years    years     year  years   years    years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock  $829   $1,485   $2,166   $3,371    N/A   $1,485   $2,166   $3,371    $309   $945  $1,606   $3,371
EQ/Large Cap Growth Index          $831   $1,491   $2,176   $3,391    N/A   $1,491   $2,176   $3,391    $311   $951  $1,616   $3,391
EQ/Large Cap Value Index           $835   $1,503   $2,195   $3,430    N/A   $1,503   $2,195   $3,430    $315   $964  $1,637   $3,430
EQ/Large Cap Value PLUS            $845   $1,532   $2,243   $3,527    N/A   $1,532   $2,243   $3,527    $326   $995  $1,687   $3,527
EQ/Mid Cap Index                   $830   $1,488   $2,171   $3,381    N/A   $1,488   $2,171   $3,381    $310   $948  $1,611   $3,381
EQ/Quality Bond PLUS               $842   $1,523   $2,229   $3,498    N/A   $1,523   $2,229   $3,498    $323   $986  $1,672   $3,498
------------------------------------------------------------------------------------------------------------------------------------


   EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
      Life Insurance Company (AXA Equitable). Distributed by affiliates AXA
         Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST ("TRUSTS")


1. PORTFOLIO NAME CHANGES

   The following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.


--------------------------------------------------------------------------------
   Existing Portfolio Name                 New Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Large Cap Growth   EQ/Large Cap Growth Index
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Quality Bond       EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Value              EQ/Large Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/FI Mid Cap                           EQ/Mid Cap Index
--------------------------------------------------------------------------------
  EQ/Legg Mason Value Equity              EQ/Large Cap Value Index
--------------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Contract features and benefits", replacing information shown in the
   Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                      applicable)
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Mid Cap Value   Long-term growth of capital.   o AXA Rosenberg Investment Management LLC
                                                              o Tradewinds Global Investors, LLC
                                                              o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------



888-538 (11/08)                                                 140653 (11/08)
EV 800 NB/IF (AR)                                                       x02282

------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                       Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Core PLUS       Seeks to achieve long-term growth of capital with a       o AXA Equitable
                               secondary objective to seek reasonable current income.    o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable     o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.                o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value Index     Seeks to achieve long-term growth of capital.             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.                    o AXA Equitable
                                                                                         o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Index             Seeks to achieve long-term growth of capital.             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.          o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Quality Bond PLUS         Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
                               moderate risk to capital.                                 o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock, EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value), EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) and EQ/Large Cap Value Index (formerly EQ/Legg Mason Value Equity) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios, is deleted from the Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        Acquired     Total Annual    Fee Waivers      Net Total
                                                                       Fund Fees       Expenses        and/or          Annual
                                                                      and Expenses      (Before         Expense        Expenses
                                     Management    12b-1    Other     (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                        Fees        Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock   0.35%         0.25%     0.11%           --        0.71%                --        0.71%
  EQ/Large Cap Growth Index           0.35%         0.25%     0.13%           --        0.73%                --        0.73%
  EQ/Large Cap Value Index            0.35%         0.25%     0.17%           --        0.77%                --        0.77%
  EQ/Large Cap Value PLUS             0.46%         0.25%     0.16%           --        0.87%                --        0.87%
  EQ/Mid Cap Index                    0.35%         0.25%     0.12%           --        0.72%                --        0.72%
  EQ/Quality Bond PLUS                0.40%         0.25%     0.19%           --        0.84%                --        0.84%
------------------------------------------------------------------------------------------------------------------------------------

   The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.)



------------------------------------------------------------------------------------------------------------------------------------
                                                                            If you annuitize at the end of the
                                                                           applicable time period and select a
                                                                            non-life contingent period certain
                                     If you surrender your contract at the  annuity option with less than ten
                                       end of the applicable time period                  years
------------------------------------------------------------------------------------------------------------------------------------
                                        1        3         5        10       1        3         5        10
 Portfolio Name                        year    years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $826   $1,475    $2,150    $3,338    N/A    $1,475    $2,150    $3,338
  EQ/Large Cap Growth Index            $828   $1,481    $2,160    $3,357    N/A    $1,481    $2,160    $3,357
  EQ/Large Cap Value Index             $831   $1,493    $2,179    $3,397    N/A    $1,493    $2,179    $3,397
  EQ/Large Cap Value PLUS              $841   $1,522    $2,227    $3,494    N/A    $1,522    $2,227    $3,494
  EQ/Mid Cap Index                     $827   $1,478    $2,155    $3,348    N/A    $1,478    $2,155    $3,348
  EQ/Quality Bond PLUS                 $838   $1,513    $2,213    $3,465    N/A    $1,513    $2,213    $3,465
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your contract
                                    at the end of the applicable time period
--------------------------------------------------------------------------------
                                        1      3        5         10
 Portfolio Name                        year   years    years     years
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock    $306   $935    $1,589    $3,338
  EQ/Large Cap Growth Index            $308   $941    $1,599    $3,357
  EQ/Large Cap Value Index             $312   $953    $1,619    $3,397
  EQ/Large Cap Value PLUS              $322   $984    $1,670    $3,494
  EQ/Mid Cap Index                     $307   $938    $1,594    $3,348
  EQ/Quality Bond PLUS                 $319   $975    $1,655    $3,465
--------------------------------------------------------------------------------

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company. Co-distributed by affiliates AXA Advisors, LLC and AXA
       Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                                                               3